UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-0547

DWS Technology Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Technology Fund

	Shares	Value ($)

Common Stocks 91.4%
Consumer Discretionary 0.9%
Media
Grupo Televisa SA (ADR)	292,100	4,086,479
Financials 0.2%
Real Estate Investment Trusts
DuPont Fabros Technology, Inc. (REIT) (a)	252,000	939,960
Industrials 0.6%
Electrical Equipment
First Solar, Inc.* (a)	19,300	2,756,040

Information Technology 89.7%
Communications Equipment 19.8%
Ciena Corp.* (a)	340,200	2,122,848
Cisco Systems, Inc.*	1,392,789	20,850,051
F5 Networks, Inc.* (a)	173,700	3,850,929
Harris Corp.	81,200	3,515,148
Infinera Corp.* (a)	193,700	1,328,782
Juniper Networks, Inc.*	675,300	9,562,248
Nokia (ADR) (b)	325,000	3,987,750
Polycom, Inc.*	583,600	8,199,580
QUALCOMM, Inc.	726,654	25,105,896
Research In Motion Ltd.*	155,300	8,603,620
Sonus Networks, Inc.* (a)	1,741,100	2,298,252

		89,425,104
Computers & Peripherals 19.2%
Apple, Inc.*	274,300	24,722,659
EMC Corp.*	517,200	5,709,888
Hewlett-Packard Co.	709,100	24,641,225
International Business Machines Corp.	230,600	21,134,490
MediaTek, Inc.	388,255	2,803,218
SanDisk Corp.* (a)	154,300	1,763,649
Synaptics, Inc.* (a)	247,050	5,822,969

		86,598,098
Electronic Equipment & Instruments 0.5%
Hon Hai Precision Industry Co., Ltd.	1,198,364	2,076,959
Internet Software & Services 11.0%
Digital River, Inc.*	109,900	2,722,223
eBay, Inc.*	226,400	2,721,328
Equinix, Inc.*	46,200	2,464,770
Google, Inc. "A"*	106,400	36,019,592
Yahoo!, Inc.*	489,700	5,744,181

		49,672,094
IT Services 5.7%
Cognizant Technology Solutions Corp. "A"*	362,800	6,795,244
Fiserv, Inc.*	198,600	6,305,550
Global Payments, Inc.	193,200	6,705,972
MasterCard, Inc. "A" (a)	16,100	2,186,058
Visa, Inc. "A" (a)	71,800	3,543,330

		25,536,154
Semiconductors & Semiconductor Equipment 16.1%
Applied Materials, Inc.	203,100	1,903,047
ASML Holding NV (NY Registered Shares) (a)	219,500	3,630,530
Broadcom Corp. "A"*	456,800	7,240,280
Cymer, Inc.* (a)	121,300	2,474,520
FormFactor, Inc.* (a)	153,700	2,391,572
Integrated Device Technology, Inc.*	377,800	2,168,572
Intel Corp.	1,560,300	20,127,870
KLA-Tencor Corp. (a)	150,800	3,022,032
Marvell Technology Group Ltd.*	473,700	3,453,273
MEMC Electronic Materials, Inc.*	61,700	839,120
Microchip Technology, Inc. (a)	121,500	2,304,855
Microsemi Corp.*	202,100	1,697,640
MKS Instruments, Inc.*	85,600	1,202,680

National Semiconductor Corp. (a)	459,600	4,660,344
Netlogic Microsystems, Inc.* (a)	236,200	5,009,802
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	407,865	3,075,302
Texas Instruments, Inc.	329,800	4,930,510
Varian Semiconductor Equipment Associates, Inc.* (a)	141,800	2,699,872

		72,831,821
Software 17.4%
Activision Blizzard, Inc.*	480,100	4,205,676
Adobe Systems, Inc.*	423,415	8,176,144
Amdocs Ltd.*	129,200	2,186,064
ANSYS, Inc.*	43,300	1,076,438
Check Point Software Technologies Ltd.*	207,400	4,701,758
Citrix Systems, Inc.*	182,900	3,848,216
Electronic Arts, Inc.*	104,700	1,616,568
Informatica Corp.*	276,800	3,531,968
McAfee, Inc.*	194,000	5,915,060
Microsoft Corp.	837,800	14,326,380
Nintendo Co., Ltd.	8,800	2,707,160
Oracle Corp.*	1,200,500	20,204,415
Salesforce.com, Inc.* (a)	47,600	1,266,636
Symantec Corp.*	215,800	3,308,215
VanceInfo Technologies, Inc. (ADR)*	351,000	1,649,700

		78,720,398

Total Common Stocks (Cost $505,976,097)		412,643,107
Warrants 0.0%
Information Technology
Axsun, Expiration Date 9/30/2011* (Cost $0)	425,937	0
Other Investments 1.9%
Adams Capital Management III LP (1.2% limited partnership interest)* (c)	-	4,266,000
Adams Capital Management LP (3.6% limited partnership interest)* (c)	-	362,200
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (c)	-	2,225,500
Asset Management Association 1996 LP (2.5% limited partnership interest)* (c)	-	194,400
Asset Management Association 1998 LP (3.5% limited partnership interest)* (c)	-	564,600
Crosspoint Venture Partners 1993 LP (2.9% limited partnership interest)* (c)	-	65,000
GeoCapital III LP (5.0% limited partnership interest)* (c)	-	22,400
GeoCapital IV LP (2.9% limited partnership interest)* (c)	-	453,600
Med Venture Associates II LP (6.1% limited partnership interest)* (c)	-	44,782
Med Venture Associates III LP (2.7% limited partnership interest)* (c)	-	348,973
Sevin Rosen Fund V (2.8% limited partnership interest)* (c)	-	131,100

Total Other Investments (Cost $21,925,075)		8,678,555
Securities Lending Collateral 8.2%
Daily Assets Fund Institutional, 1.25% (d) (e) (Cost $37,029,821)	37,029,821	37,029,821
Cash Equivalents 6.9%
Cash Management QP Trust, 1.12% (d) (Cost $31,247,782)	31,247,782	31,247,782

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $596,178,775) †			108.4	489,599,265
Other Assets and Liabilities, Net (a)			(8.4)	(38,010,393)

Net Assets			100.0	451,588,872

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
†

The cost for federal income tax purposes was $606,932,498. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $117,333,233. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,871,098 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $156,204,331.

(a)

All or a portion of these securities were on loan amounting to $34,702,473. In addition, included in other assets and liabilities, net is a pending sale, amounting to $188,136 that is also on loan. The value of all securities loaned at January 31, 2009 amounted to $34,890,609 which is 7.7% of net assets.

(b)				At January 31, 2009 this security has been pledged, in whole or in part, as collateral for open written options.
(c)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquistion Date	Acquistion Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,491,717	4,266,000	0.94
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	362,200	0.08
Alloy Ventures 2000 LP**	April 200 to August 2007	4,869,304	2,225,500	0.49
Asset Management Association 1996 LP**	June 1996 to July 2000	1,321,056	194,400	0.04
Asset Management Association 1998 LP**	December 1998 to November 2001	2,816,280	564,600	0.13
Crosspoint Venture Partners 1993 LP**	April 1993 to November 1998	132,184	65,000	0.01
GeoCapital III LP**	December 1993 to December 1996	341,738	22,400	0.01
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	453,600	0.1
Med Venture Associates II LP**	May 1996 to January 2002	939,974	44,782	0.01
Med Venture Associates III LP**	September 1998 to May 2006	1,182,929	348,973	0.08
Sevin Rosen Fund V**	April 1996 to June 2001	2,264,216	131,100	0.03
Total Restricted Securities		21,883,750	8,678,555	1.92

**				These securities represent venture capital funds.
(d)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At January 31, 2009, open written options were as follows:

Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)***
Call Options
Nokia (Premiums received $94,249)	3,250	3/21/2009	16.0	32,500

*** Unrealized appreciation at January 31, 2009 is $61,749.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Options Written, at Value
Level 1	$ 442,085,590	$ (32,500)
Level 2	38,835,120	-
Level 3	8,678,555	-
Total	$ 489,599,265	$ (32,500)

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at January 31, 2009:

Investments in Securities
Balance as of November 1, 2008	$ 9,479,230
Total realized gain (loss)	(7,040,173)
Change in unrealized appreciation (depreciation)	7,120,945
Amortization Premium/Discount	-
Net purchases (sales)	(881,447)
Net transfers in (out) of Level 3	-
Balance as of January 31, 2009	$ 8,678,555

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009